Digital Assets – Restricted - Schedule of movement of digital assets - restricted (Details) - 6 months ended Jun. 30, 2026	HKD ($)	USD ($)
Crypto Asset [Roll Forward]
Digital assets - restricted, Balance at December 31, 2025 (Audited)	$ 140,283,000
Change in fair value of digital assets – restricted	(14,726,059)
Release to digital assets	(125,556,941)
Digital assets - restricted, Balance at June 30, 2026 (Unaudited)	0	$ 0
Bitcoin Cash
Crypto Asset [Roll Forward]
Digital assets - restricted, Balance at December 31, 2025 (Audited)	140,283,000
Change in fair value of digital assets – restricted	(14,726,059)
Release to digital assets	(125,556,941)
Digital assets - restricted, Balance at June 30, 2026 (Unaudited)	$ 0	$ 0